Schedule of Investments | 6/30/21 (unaudited) (continued)

Pioneer Global Sustainable Growth Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class Y	SUGAX SUGCX SUGYX

Schedule of Investments | June 30, 2021 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS - 90.0%
COMMON STOCKS - 90.0% of Net Assets
Aerospace & Defense - 2.3%
2,791	Hensoldt AG	$ 50,305
	Total Aerospace & Defense	$ 50,305
Capital Markets - 2.3%
456	Euronext NV (144A)	$ 49,561
	Total Capital Markets	$ 49,561
Chemicals - 1.9%
55	LG Chem, Ltd.	$ 41,352
	Total Chemicals	$ 41,352
Commercial Services & Supplies - 1.3%
210(a)	Copart, Inc.	$ 27,684
	Total Commercial Services & Supplies	$ 27,684
Communications Equipment - 1.2%
126	Motorola Solutions, Inc.	$ 27,323
	Total Communications Equipment	$ 27,323
Consumer Discretionary - 3.0%
56(a)	O'Reilly Automotive, Inc.	$ 31,708
269	Ross Stores, Inc.	33,356
	Total Consumer Discretionary	$ 65,064
Consumer Staples - 1.3%
199	PepsiCo., Inc.	$ 29,486
	Total Consumer Staples	$ 29,486
Electrical Equipment - 0.5%
35	Rockwell Automation, Inc.	$ 10,011
	Total Electrical Equipment	$ 10,011
Energy Equipment & Services - 1.3%
918	Schlumberger, Ltd.	$ 29,385
	Total Energy Equipment & Services	$ 29,385
Entertainment - 1.1%
167	Electronic Arts, Inc.	$ 24,020
	Total Entertainment	$ 24,020
Financials - 4.1%
476	Charles Schwab Corp.	$ 34,657
374	Intercontinental Exchange, Inc.	44,394
72	Marsh & McLennan Cos., Inc.	10,129
	Total Financials	$ 89,180
Food & Staples Retailing - 2.6%
1,200	Seven & i Holdings Co., Ltd.	$ 57,203
	Total Food & Staples Retailing	$ 57,203
Health Care - 3.0%
146	Johnson & Johnson	$ 24,052
81	Thermo Fisher Scientific, Inc.	40,862
	Total Health Care	$ 64,914
Health Care Equipment & Supplies - 6.7%
73	Cooper Cos., Inc.	$ 28,928
282(a)	Edwards Lifesciences Corp.	29,207
300	Hoya Corp.	39,762
197	Medtronic Plc	24,453
152	Zimmer Biomet Holdings, Inc.	24,444
	Total Health Care Equipment & Supplies	$ 146,794
Health Care Providers & Services - 1.2%
59	Humana, Inc.	$ 26,120
	Total Health Care Providers & Services	$ 26,120
Hotels, Restaurants & Leisure - 2.8%
1,992(a)	Compass Group Plc	$ 41,924
157(a)	Hilton Worldwide Holdings, Inc.	18,937
	Total Hotels, Restaurants & Leisure	$ 60,861
Household Durables - 2.2%
500	Sony Corp.	$ 48,527
	Total Household Durables	$ 48,527
Information Technology - 17.0%
49(a)	Adobe, Inc.	$ 28,696
40(a)	Alphabet, Inc., Class C	100,253
416	Amphenol Corp.	28,459
221	CDW Corp.	38,598
153	Mastercard, Inc.	55,859
306	Microsoft Corp.	82,895
319	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	38,331
	Total Information Technology	$ 373,091
Insurance - 3.5%
4,000	Ping An Insurance Group Co. of China, Ltd., Class H	$ 39,048
378	Progressive Corp.	37,123
	Total Insurance	$ 76,171
Shares		Value
Interactive Media & Services - 1.7%
500	Tencent Holdings, Ltd.	$ 37,606
	Total Interactive Media & Services	$ 37,606
Internet & Direct Marketing Retail - 6.6%
2,600(a)	Alibaba Group Holding, Ltd.	$ 73,658
21(a)	Amazon.com, Inc.	72,244
	Total Internet & Direct Marketing Retail	$ 145,902
IT Services - 3.5%
71	Accenture Plc	$ 20,930
164	Fidelity National Information Services, Inc.	23,234
112(a)	PayPal Holdings, Inc.	32,646
	Total IT Services	$ 76,810
Machinery - 2.6%
88	Illinois Tool Works, Inc.	$ 19,673
187	Stanley Black & Decker, Inc.	38,333
	Total Machinery	$ 58,006
Personal Products - 2.4%
921	Unilever Plc	$ 53,753
	Total Personal Products	$ 53,753
Pharmaceuticals - 2.7%
300	Eisai Co., Ltd.	$ 29,317
131	Eli Lilly & Co.	30,067
	Total Pharmaceuticals	$ 59,384
Professional Services - 0.9%
739	RELX PLC	$ 19,591
	Total Professional Services	$ 19,591
Semiconductors & Semiconductor Equipment - 1.7%
260	QUALCOMM, Inc.	$ 37,162
	Total Semiconductors & Semiconductor Equipment	$ 37,162
Software & Services - 1.4%
124(a)	salesforce.com, Inc.	$ 30,289
	Total Software & Services	$ 30,289
Specialty Retail - 1.4%
454	TJX Cos., Inc.	$ 30,609
	Total Specialty Retail	$ 30,609
Technology Hardware, Storage & Peripherals - 3.6%
579	Apple, Inc.	$ 79,300
	Total Technology Hardware, Storage & Peripherals	$ 79,300
Textiles, Apparel & Luxury Goods - 2.2%
62	LVMH Moet Hennessy Louis Vuitton SE	$ 48,635
	Total Textiles, Apparel & Luxury Goods	$ 48,635
TOTAL COMMON STOCKS
	(Cost $1,942,191)	$1,974,099
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 90.0%
	(Cost $1,942,191)	$1,974,099
	OTHER ASSETS AND LIABILITIES - 10.0%	$ 218,319
	NET ASSETS - 100.0%	$2,192,418

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $49,561, or 2.3% of net assets.

(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$ –	$ 50,305	$ –	$ 50,305
Capital Markets	–	49,561	–	49,561
Chemicals	–	41,352	–	41,352
Food & Staples Retailing	–	57,203	–	57,203
Health Care Equipment & Supplies	107,032	39,762	–	146,794
Hotels, Restaurants & Leisure	18,937	41,924	–	60,861
Household Durables	–	48,527	–	48,527
Insurance	37,123	39,048	–	76,171
Interactive Media & Services	–	37,606	–	37,606
Internet & Direct Marketing Retail	72,244	73,658	–	145,902
Personal Products	–	53,753	–	53,753
Pharmaceuticals	30,067	29,317	–	59,384
Professional Services	–	19,591	–	19,591
Textiles, Apparel & Luxury Goods	–	48,635	–	48,635
All Other Common Stocks	1,078,454	–	–	1,078,454
Total Investments in Securities	$ 1,343,857	$ 630,242	$ –	$ 1,974,099
During the period ended June 30, 2021, there were no transfers in or out of Level 3.